Document and Entity Information	Dec. 18, 2020
Risk/Return:
Registrant Name	DELAWARE GROUP EQUITY FUNDS V
Registrant CIK	0000809821
SEC Form	497
Period end date	Dec. 18, 2020
Investment Company Type	N-1A
Amendment Flag	false